Consolidated Statement of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating activities
Profit before tax	¥ 620,540,000	$ 86,501	¥ 571,352,000	¥ 394,726,000
Adjustments:
Amortization of intangible asset	201,420,000	28,077	109,913,000	64,939,000
Bad debt written off	21,522,000	3,000	0	0
Cost of share-based payments	7,829,000	1,091	0	0
Depreciation of investment property	361,000	50	355,000	348,000
Depreciation of property, plant and equipment	462,588,000	64,483	508,726,000	516,276,000
Depreciation of right-of-use assets	50,461,000	7,034	46,071,000	43,129,000
Dividend income from quoted equity securities	0	0	0	(13,000)
Exchange (gain)/loss	3,091,000	431	(2,260,000)	(273,000)
Finance costs	77,982,000	10,870	100,175,000	95,472,000
(Gain)/loss on disposal of:
- associate	0	0	0	(1,329,000)
- property, plant and equipment	59,000	8	(778,000)	(6,535,000)
- quoted equity securities	0	0	0	(2,291,000)
- right-of-use assets	0	0	(7,632,000)	(3,929,000)
- subsidiary	0	0	(113,042,000)	0
Government grants	(339,934,000)	(47,385)	(171,937,000)	(176,264,000)
Interest income	(133,640,000)	(18,629)	(154,129,000)	(131,879,000)
Impairment losses/(reversal of impairment losses) on:
- development cost	31,130,000	4,339	0	0
- investment in joint venture	0	0	0	990,000
- property, plant and equipment	7,332,000	1,022	44,667,000	17,278,000
- trade and non-trade receivables	185,523,000	25,861	23,858,000	(459,000)
- inventories, net	58,768,000	8,192	50,019,000	54,885,000
Loss on liquidation of joint venture	399,000	56	0	0
Loss on liquidation of subsidiary	5,000	1	0	0
Property, plant and equipment written off	232,000	32	1,731,000	3,295,000
Provision for warranties	626,255,000	87,298	414,021,000	317,076,000
Reversal of provision for onerous contract, net	0	0	0	(4,829,000)
Share of results of associates and joint ventures, net of tax	(101,548,000)	(14,155)	(62,078,000)	29,093,000
Profit before tax after adjustments	1,780,375,000	248,177	1,359,032,000	1,209,706,000
Changes in working capital
Inventories	(67,585,000)	(9,421)	221,930,000	185,879,000
Trade and other receivables, and capitalized contract cost	(1,250,843,000)	(174,363)	(959,703,000)	(7,411,000)
Trade and other payables, and contract liabilities	924,676,000	128,896	1,090,875,000	(1,141,397,000)
Development properties	(38,000)	(5)	(281,000)	(25,000)
Provision utilized	(493,770,000)	(68,830)	(375,910,000)	(345,161,000)
Cash flows (used in)/from operations	892,815,000	124,454	1,335,943,000	(98,409,000)
Income taxes paid	(113,399,000)	(15,807)	(109,905,000)	(21,010,000)
Net cash flows (used in)/from operating activities	779,416,000	108,647	1,226,038,000	(119,419,000)
Investing activities
Additional investment in a joint venture	0	0	(6,500,000)	(1,950,000)
Development costs	(185,043,000)	(25,794)	(169,591,000)	(166,283,000)
Dividend received from:
- joint venture	0	0	2,795,000	0
- quoted equity securities	0	0	0	47,000
Interest received	139,190,000	19,403	155,179,000	131,331,000
Net cash inflow/(outflow) from disposal of:
- associate	0	0	1,000,000	1,000,000
- property, plant and equipment	105,000	15	643,000	9,232,000
- quoted equity securities	0	0	0	641,000
- right-of-use assets	0	0	0	7,185,000
- subsidiary, net of cash disposed	217,577,000	30,329	(32,056,000)	0
Proceeds from government grants	228,755,000	31,888	257,449,000	193,156,000
Proceeds from liquidation of joint venture	1,724,000	240	0	0
Purchase of property, plant and equipment	(360,193,000)	(50,210)	(237,842,000)	(430,966,000)
Withdrawal/(placement) of fixed deposits with banks, net	70,986,000	9,895	(84,333,000)	123,559,000
Net cash flows (used in)/from investing activities	113,101,000	15,766	(113,256,000)	(133,048,000)
Dividends paid to:
- equity holders of the Company	(101,647,000)	(14,169)	(80,238,000)	(109,684,000)
- non-controlling interests	(76,122,000)	(10,611)	(35,008,000)	(102,299,000)
Interest paid and discounting on bills	(75,120,000)	(10,471)	(96,254,000)	(95,717,000)
Acquisition of non-controlling interests	(750,000)	(105)	0	0
Contribution by non-controlling interests	83,097,000	11,583	20,000,000	53,500,000
Payment of principal portion of lease liabilities	(40,038,000)	(5,581)	(41,104,000)	(24,597,000)
Purchase of treasury shares	(285,600,000)	(39,800)	0	0
Proceeds from borrowings	2,021,800,000	281,831	3,240,294,000	2,048,432,000
Repayment of borrowings	(2,052,294,000)	(286,082)	(3,041,432,000)	(1,910,000,000)
Net cash flows used in financing activities	(526,635,000)	(73,411)	(33,742,000)	(140,365,000)
Net (decrease)/increase in cash and cash equivalents	365,882,000	51,002	1,079,040,000	(392,832,000)
Cash and cash equivalents at January 1	5,544,376,000	772,865	4,451,489,000	4,788,219,000
Effect of exchange rate changes on balances in foreign currencies	5,658,000	789	13,847,000	56,102,000
Cash and cash equivalents at December 31	¥ 5,915,916,000	$ 824,656	¥ 5,544,376,000	¥ 4,451,489,000